Interim Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING REVENUES
Time charter revenues (include related party revenues of $74,524 and $72,478 for each of the periods ended June 30, 2020 and 2019, respectively)	$ 142,323	$ 127,601
OPERATING EXPENSES:
Vessels operating expenses (include related party vessels operating expenses of $6,105 and $ 4,233 for each of the periods ended June 30, 2020 and 2019, respectively)	49,682	41,765
Time charter and voyage expenses (include related party time charter and voyage expenses of $1,201 and $850 for each of the periods ended June 30, 2020 and 2019, respectively)	6,181	3,635
Depreciation and amortization	23,126	21,710
Vessel impairment losses	8,497	0
General and administrative expenses	4,759	4,968
Operating Income	50,078	55,523
NON OPERATING INCOME/(EXPENSES)
Interest income	831	784
Interest and other financial expense (including premium on 2022 Notes)	(35,539)	(38,060)
Other (expense)/ income, net	(351)	1,236
Total non-operating expense	(35,059)	(36,040)
Income before income taxes	15,019	19,483
Income taxes	(3)	40
Net Income	15,016	19,523
Earnings allocated to Series B Preferred Shares	(1,790)	(1,532)
Net Income available to Common Shareholders	$ 13,226	$ 17,991
Common Class A [Member]
Weighted average number of common shares outstanding
Basic	17,632,674	9,937,836
Diluted	17,730,628	10,012,442
Net earnings per common share
Basic	$ 0.43	$ 0.79
Diluted	$ 0.43	$ 0.78